Note 23 - Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2024
Statement Line Items [Line Items]
Disclosure of financial instruments [text block]
	At December 31, 2024			At December 31, 2023
	Amortized Cost	FVTPL	Total	Amortized Cost	FVTPL	Total
Cash	$4,912	$-	$4,912	$7,313	$-	$7,313
Marketable securities	-	2,358	2,358	-	1,166	1,166
Other investments	-	2,063	2,063	-	-	-
Deposits	191	-	191	100	-	100
Accounts receivable	54		54	374	-	374
Total financial assets	$5,157	$4,421	$9,578	$7,787	$1,166	$8,953
Accounts payable and accrued liabilities	855	-	855	1,034	-	1,034
Total financial liabilities	$855	$-	$855	$1,034	$-	$1,034

Disclosure of fair value measurement [text block]
	At December 31
	2024		2023
	Level 1	Level 3	Level 1
Marketable securities	$2,358	-	$1,166
Other investments	-	$2,063	-

Disclosure of liquidity risk [text block]
	Within 1 year	2 to 3 years	Over 3 years	At December 31 2024
Accounts payable and accrued liabilities	$855	$-	$-	$855
Quebec flow-through expenditure requirements	944	-	-	944
Undiscounted lease payments	65	-	-	65
Total	$1,864	$-	$-	$1,864

Disclosure of market risk [text block]
	Years ended December 31
	2024	2023	2022
Financial assets
US$ bank accounts	$1	$1	$1
Financial liabilities
Accounts payable	-	(7)	(61)
	$1	$(6)	$(60)